INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023
Income taxes (tax benefit):
Current taxes:
In Israel	11,026	10,114	10,202
Brazil	5,640	5,277	3,814
Rest of the world	455	682	2,183
	17,121	16,073	16,199
Deferred taxes:
In Israel	520	867	(995)
Brazil	(1,012)	(413)	383
Rest of the world	(1,115)	(837)	(2,513)
	(1,607)	(383)	(3,125)
Taxes in respect of prior years:
In Israel	(585)	(792)	10
Brazil	-	-	-
Rest of the world	(30)	(319)	271
	(615)	(1,111)	281
	14,899	14,579	13,355

Schedule of Income Tax Reconciliation
	December 31, 2025
(in thousands)	In Thousand of US dollars	Percent
Deferred taxes
Pretax income	74,902	100%

Tax computed at the ordinary tax rate	17,227	23%

Nondeductible expenses (income)	997	1.3%
Losses and timing differences in respect of which no deferred taxes assets were recognized	3	0.1%
Tax adjustment in respect of different tax rates	1,526	2.0%
Adjustment in respect of tax rate deriving from “approved enterprises”	(3,218)	(4.3)%
Tax related to previous years	(612)	(0.8)%
Others	(1,024)	(1.4)%
	14,899	19.9%

(in thousands)	2024	2023
Pretax income	71,249	64,405
Statutory tax rate	23%	23%
Tax computed at the ordinary tax rate	16,387	14,813
Nondeductible expenses (income)	27	(284)
Losses and timing differences in respect of which no deferred taxes assets were recognized	(124)	(557)
Tax adjustment in respect of different tax rates	1,981	1,087
Adjustment in respect of tax rate deriving from “approved enterprises”	(2,624)	(3,133)
Tax related to previous years	(1,111)	281
Others	43	1,148
	14,579	13,355

Summary of Deferred Taxes
	US dollars
	December 31,
(in thousands)	2025	2024
Deferred taxes
Provision for vacation, recreation and bad debt	411	406
Provision for other employee related obligations	2,441	1,750
Provision for deferred revenues/expenses and other obligations	7,165	5,741
Other temporary differences, net	5,136	3,958
	15,153	11,855

	US dollars
	December 31,
(in thousands)	2025	2024

Deferred income taxes included in long-term investments and other assets	15,684	12,273
Deferred income taxes included in long-term liabilities	(531)	(418)
	15,153	11,855

Schedule of Income Before Income Taxes
	US dollars
	Year ended December 31,
(in thousands)	2025	2024	2023
The Company and its Israeli subsidiaries	60,961	53,855	55,316
Brazil subsidiaries	13,814	14,927	13,525
Rest of the world subsidiaries	127	2,467	(4,436)
	74,902	71,249	64,405

Schedule Of Reconciliation Of Taxes At Statutory Rate To Our Income Tax Expenses
	US dollars		US dollars		US dollars
	Year ended December 31,		Year ended December 31,		Year ended December 31,
(in thousands)	2025		2024		2023
	Tax expenses	Tax rate	Tax expenses	Tax rate	Tax expenses	Tax rate
Israel statutory income tax rate	17,227	23.0%	16,387	23.0%	14,813	23.0%
Foreign tax effect
Brazil	1,519	2.0%	1,656	2.3%	1,488	2.3%
Adjustment in respect of tax rate deriving from “approved enterprises”	(3,218)	(4.3)%	(2,624)	(3.7)%	(3,133)	(4.9)%
Other adjustments	(629)	(0.8)%	(840)	(1.1)%	187	0.3%
	14,899	19.9%	14,579	20.5%	13,355	20.7%

Schedule of Unrecognized Tax Benefits
(in thousands)	US dollars

Balance as of January 1, 2024	876
Changes during 2024:
Increase related tax positions of prior years	1,128
Translations differences related to the current year	(2)
Balance as of January 1, 2025	2,002
Changes during 2025:
Decrease related tax positions of prior years	(2,104)
Translations differences related to the current year	102
Balance as of December 31, 2025	-